Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and Goodwill
At the end of 2012 and 2011, the gross and net amounts of intangible assets were:

(Dollars in Millions)	2012	2011
Intangible assets with definite lives:
Patents and trademarks — gross	$8,890	7,947
Less accumulated amortization	3,416	2,976
Patents and trademarks — net	$5,474	4,971
Customer relationships and other intangibles — gross	$18,755	8,716
Less accumulated amortization	4,030	3,432
Customer relationships and other intangibles — net	$14,725	5,284
Intangible assets with indefinite lives:
Trademarks	$7,648	6,034
Purchased in-process research and development	905	1,849
Total intangible assets with indefinite lives	$8,553	7,883
Total intangible assets — net	$28,752	18,138

Goodwill
Goodwill as of December 30, 2012 and January 1, 2012, as allocated by segment of business, was as follows:

(Dollars in Millions)	Consumer	Pharmaceuticals	Med Devices and Diagnostics	Total
Goodwill at January 2, 2011	$8,144	1,225	5,925	15,294
Acquisitions	251	538	198	987
Currency translation/other	(97)	(42)	(4)	(143)
Goodwill at January 1, 2012	$8,298	1,721	6,119	16,138
Acquisitions	10	46	6,045	6,101
Currency translation/other	211	25	(51)	185
Goodwill at December 30, 2012	$8,519	1,792	12,113	22,424